7. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
7. NOTES PAYABLE

Short Term Notes Payable

At December 31, 2012, the Company maintained a note payable to IQMS, an enterprise resources planning software provider, of approximately $34,000, as well as a note to Premium Assignment Corporation, an insurance premium financing company, of approximately $33,000. These notes are 12 month straight-line amortizing loans dated June 29, 2012 and July 4, 2012, respectively, with monthly principal and interest payments of approximately $4,300 and $11,000 per month, respectively. The notes carry annual interest rates ranging between 5-6%. The Premium Assignment Corporate note was paid in full during the quarter ended March 31, 2013. The balance due to IQMS was approximately $21,000 at March 31, 2013.

 Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,226 per month due February 2013. Interest was charged at a rate of 7.5%. At December 31, 2012, a balance of approximately $4,000 was outstanding. This loan was paid in full during the quarter ended March 31, 2013.

Notes Payable – Past Due

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company was successful in re-negotiating one of the two past due notes payable. The new note matures June 2013 and accrues interest at 6%. The balance due on this note is approximately $30,000 at March 31, 2013 and is classified as short-term note payable on the consolidated balance sheet. On April 16, 2012, the Company was successful in renegotiating the last of the past due notes payable. The new note accrued interest at 9.0%, requires monthly payments of $10,000 and matures November 2015. The balance due on this note is approximately $283,000 at March 31, 2013.

7. Notes Payable

Short Term Notes Payable

At December 31, 2012, the Company maintained two notes payable to IQMS, an enterprise resources planning software provider, in the amount of $33,500, as well as a note to Premium Assignment Corporation , an insurance premium financing company, in the amount of $ 32,500. These notes are 12 month straight-line amortizing loans dated June 29, 2012 and July 4, 2012, respectively, with monthly principal and interest payments of approximately $4,500 and $11,000 per month, respectively.

Total outstanding short term notes at December 31, 2012 was approximately $ 66,000 due within one year. The notes carry annual interest rates ranging between 5% and 6%.

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,226 per month due February 2013. Interest is charged at a rate of 7.5%. At December 31, 2012, a balance of approximately $4,000 was outstanding, classified as current loan payable.

Notes Payable – Past Due

At December 31, 2010, the Company was past due on four short-term notes totaling approximately $614,000 of principal and accrued interest. On February 7, 2011, the Company was successful in re-negotiating two of the four remaining past due Notes. These notes are due on demand and interest is charged at rates ranging between 15-18%. For the year ended December 31, 2011, the Company recorded a gain on debt restructured of approximately $60,000 from this transaction. The principal and accrued interest balance at December 31, 2012 and 2011 were approximately $420,000 and $362,000, respectively.